Investment Portfolioas of December 31, 2025 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 100.1%
Communication Services 14.7%
Entertainment 4.0%
Live Nation Entertainment, Inc.*	115,407	16,445,498
Netflix, Inc.*	294,245	27,588,411
ROBLOX Corp. "A"*	182,805	14,812,689
Spotify Technology SA*	55,256	32,087,712
		90,934,310
Interactive Media & Services 10.7%
Alphabet, Inc. "A"	294,023	92,029,199
Alphabet, Inc. "C"	215,858	67,736,240
Meta Platforms, Inc. "A"	127,480	84,148,273
		243,913,712
Consumer Discretionary 8.5%
Broadline Retail 4.9%
Amazon.com, Inc.*	487,093	112,430,806
Hotels, Restaurants & Leisure 1.5%
DraftKings, Inc. "A"*	277,835	9,574,194
Planet Fitness, Inc. "A"*	224,243	24,323,638
		33,897,832
Household Durables 0.8%
SharkNinja, Inc.*	158,154	17,697,433
Specialty Retail 1.3%
Burlington Stores, Inc.*	47,840	13,818,584
Home Depot, Inc.	42,243	14,535,816
		28,354,400
Consumer Staples 0.6%
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	16,003	13,800,027
Financials 6.5%
Capital Markets 1.2%
Intercontinental Exchange, Inc.	73,548	11,911,834
Moody's Corp.	30,204	15,429,714
		27,341,548
Consumer Finance 0.6%
American Express Co.	35,319	13,066,264
Financial Services 3.6%
Mastercard, Inc. "A"	88,849	50,722,117
Visa, Inc. "A"	87,679	30,749,902
		81,472,019

Insurance 1.1%
Progressive Corp.	108,184	24,635,660
Health Care 9.1%
Biotechnology 0.9%
Exact Sciences Corp.*	203,208	20,637,805
Health Care Equipment & Supplies 4.2%
Boston Scientific Corp.*	270,661	25,807,526
Dexcom, Inc.*	210,980	14,002,742
Insulet Corp.*	33,629	9,558,707
Intuitive Surgical, Inc.*	39,127	22,159,968
Stryker Corp.	64,772	22,765,415
		94,294,358
Health Care Technology 0.3%
Waystar Holding Corp.*	221,056	7,239,584
Life Sciences Tools & Services 2.0%
Danaher Corp.	64,542	14,774,955
Stevanato Group SpA	323,925	6,517,371
Thermo Fisher Scientific, Inc.	42,799	24,799,880
		46,092,206
Pharmaceuticals 1.7%
Eli Lilly & Co.	24,116	25,916,983
Zoetis, Inc.	97,652	12,286,575
		38,203,558
Industrials 8.0%
Aerospace & Defense 1.9%
Axon Enterprise, Inc.*	18,815	10,685,603
GE Aerospace	38,338	11,809,254
Karman Holdings, Inc.*	126,367	9,246,273
TransDigm Group, Inc.	8,922	11,864,922
		43,606,052
Construction & Engineering 1.0%
Quanta Services, Inc.	54,982	23,205,703
Electrical Equipment 2.8%
AMETEK, Inc.	90,657	18,612,789
Bloom Energy Corp. "A"*	63,905	5,552,705
Eaton Corp. PLC	74,293	23,663,063
Vertiv Holdings Co. "A"	97,904	15,861,427
		63,689,984
Ground Transportation 1.1%
Uber Technologies, Inc.*	302,093	24,684,019
Professional Services 1.2%
Booz Allen Hamilton Holding Corp.	107,727	9,087,850
TransUnion	111,701	9,578,361
Verisk Analytics, Inc.	35,154	7,863,598
		26,529,809
Information Technology 51.2%
Communications Equipment 0.6%
Arista Networks, Inc.*	96,409	12,632,471

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	91,387	12,350,039
IT Services 2.1%
Cloudflare, Inc. "A"*	95,836	18,894,068
MongoDB, Inc.*	46,428	19,485,367
Snowflake, Inc.*	44,294	9,716,332
		48,095,767
Semiconductors & Semiconductor Equipment 20.8%
Analog Devices, Inc.	94,680	25,677,216
Applied Materials, Inc.	79,853	20,521,422
Broadcom, Inc.	323,969	112,125,671
Marvell Technology, Inc.	174,046	14,790,429
NVIDIA Corp.	1,613,210	300,863,665
		473,978,403
Software 18.4%
Atlassian Corp. "A"*	140,147	22,723,435
Confluent, Inc. "A"*	299,474	9,056,094
Dynatrace, Inc.*	394,281	17,088,138
Guidewire Software, Inc.*	94,470	18,989,415
Intuit, Inc.	30,003	19,874,587
Microsoft Corp.	524,707	253,758,799
Oracle Corp.	97,801	19,062,393
Samsara, Inc. "A"*	154,119	5,463,519
ServiceNow, Inc.*	180,165	27,599,476
Synopsys, Inc.*	51,415	24,150,654
		417,766,510
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	732,960	199,262,506
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	49,362	14,079,030
Real Estate 0.9%
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	74,170	11,925,794
CoStar Group, Inc.*	134,506	9,044,184
		20,969,978
Total Common Stocks (Cost $748,818,955)		2,274,861,793

Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.77% (a) (Cost $2,368,652)	2,368,652	2,368,652

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $751,187,607)	100.2	2,277,230,445
Other Assets and Liabilities, Net	(0.2)	(4,205,317)
Net Assets	100.0	2,273,025,128
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (a) (b)
—	0 (c)	—	—	—	51	—	—	—
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.77% (a)
17,689,497	62,231,396	77,552,241	—	—	88,227	—	2,368,652	2,368,652
17,689,497	62,231,396	77,552,241	—	—	88,278	—	2,368,652	2,368,652

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,274,861,793	$—	$—	$2,274,861,793
Short-Term Investments	2,368,652	—	—	2,368,652
Total	$2,277,230,445	$—	$—	$2,277,230,445

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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